Share-Based Compensation - Schedule of Share-based Compensation Expense Included in Relevant Financial Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 544,395	$ 74,582	¥ 636,732	¥ 811,441
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	121,048	16,584	133,160	147,045
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	273,330	37,446	314,788	425,209
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 150,017	$ 20,552	¥ 188,784	¥ 239,187